Balance Sheet Components- Summary of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued bonuses	$ 524,912
Accrued consulting costs	245,317	$ 100,000
Accrued contract research costs	152,242	80,515
Accrued vacation	61,246	25,673
Accrued legal fees		18,324
Accrued other	22,735	1,750
Total accrued liabilities	$ 1,006,452	$ 226,262